S000010031 [Member] Investment Objectives and Goals - The Short Term Government Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Short-Term Government Fund – Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek current income with preservation of principal.